245 Summer Street

Fidelity® Investments

Boston, MA 02210

May 27, 2022

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	Variable Insurance Products Fund V (the trust): File Nos. 033-17704 and 811-05361 Investment Grade Bond II Portfolio (the fund(s))

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Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Cynthia Lo Bessette

Cynthia Lo Bessette

Secretary of the Trust